UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21238

Registrant Name:	PIMCO Corporate & Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	October 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Corporate & Income Opportunity Fund

October 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.3%
BANK LOAN OBLIGATIONS 2.6%
Concordia Healthcare Corp.
5.250% due 10/20/2021		$2,100	$2,025
FMG Resources Pty. Ltd.
4.250% due 06/30/2019		3,778	3,210
iHeartCommunications, Inc.
6.938% due 01/30/2019		8,198	6,890
Sequa Corp.
5.250% due 06/19/2017		8,816	7,361
Westmoreland Coal Co.
7.500% due 12/16/2020		7,420	5,936

Total Bank Loan Obligations (Cost $27,819)			25,422

CORPORATE BONDS & NOTES 50.6%
BANKING & FINANCE 26.8%
AGFC Capital Trust
6.000% due 01/15/2067		1,800	1,170
Banco do Brasil S.A.
9.000% due 06/18/2024 (d)		15,355	10,672
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	400	425
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	12,550	25,129
BGC Partners, Inc.
5.375% due 12/09/2019 (g)		$10,780	11,287
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		11,000	11,399
Cantor Fitzgerald LP
6.500% due 06/17/2022 (g)		14,000	14,681
Citigroup, Inc.
5.950% due 05/15/2025 (d)		15,900	15,363
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	400	655
7.500% due 07/08/2026		6,200	10,287
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$5,300	4,926
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	500	555
7.875% due 01/23/2024 (d)		$4,200	4,320
7.875% due 01/23/2024 (d)(g)		12,300	12,639
ERB Hellas PLC
4.250% due 06/26/2018	EUR	250	213
Fort Gordon Housing LLC
6.124% due 05/15/2051		$12,825	14,212
GSPA Monetization Trust
6.422% due 10/09/2029		9,304	10,561
LBG Capital PLC
9.125% due 07/15/2020	GBP	3,400	5,634
12.750% due 08/10/2020		400	697
15.000% due 12/21/2019		2,000	4,323
15.000% due 12/21/2019	EUR	7,800	12,587
Lloyds Bank PLC
12.000% due 12/16/2024 (d)(g)		$6,000	8,670
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	2,300	3,745
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,150	2,279
Navient Corp.
5.500% due 01/15/2019 (g)		$13,950	13,898
5.625% due 08/01/2033		230	170
8.450% due 06/15/2018		8,200	8,815
Novo Banco S.A.
2.625% due 05/08/2017	EUR	500	512
4.750% due 01/15/2018		1,000	1,029
5.000% due 04/04/2019		371	374
5.000% due 04/23/2019		152	154
5.000% due 05/14/2019		315	317
5.000% due 05/21/2019		73	73
5.000% due 05/23/2019		213	216
5.875% due 11/09/2015		1,500	1,649
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		$300	311
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		500	515

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,646	11,718
6.052% due 10/13/2039		1,079	1,602
TIG FinCo PLC
8.500% due 03/02/2020		1,154	1,867
8.750% due 04/02/2020		6,539	9,365
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		$8,500	8,388
Western Group Housing LP
6.750% due 03/15/2057		10,600	12,304

			259,706

INDUSTRIALS 16.2%
BMC Software Finance, Inc.
8.125% due 07/15/2021		2,447	1,903
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		8,810	6,332
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		27,145	21,967
CCO Safari LLC
6.484% due 10/23/2045		3,421	3,556
6.834% due 10/23/2055		1,473	1,499
Chesapeake Energy Corp.
3.571% due 04/15/2019		830	537
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		698	701
Forbes Energy Services Ltd.
9.000% due 06/15/2019		2,858	1,943
Ford Motor Co.
7.700% due 05/15/2097 (g)		31,901	39,555
Hampton Roads PPV LLC
6.171% due 06/15/2053		1,800	1,856
Harvest Operations Corp.
6.875% due 10/01/2017		1,580	1,343
iHeartCommunications, Inc.
9.000% due 09/15/2022		2,000	1,643
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (g)		6,590	5,758
Numericable-SFR S.A.S.
6.250% due 05/15/2024		14,000	14,035
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	23,000	23,391
Scientific Games International, Inc.
10.000% due 12/01/2022		$5,600	5,026
Sequa Corp.
7.000% due 12/15/2017		13,090	6,643
Tembec Industries, Inc.
9.000% due 12/15/2019		1,500	1,208
UAL Pass-Through Trust
7.336% due 01/02/2021		2,084	2,211
UCP, Inc.
8.500% due 10/21/2017		10,900	10,941
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,287	5,077

			157,125

UTILITIES 7.6%
Frontier Communications Corp.
8.875% due 09/15/2020		$720	749
10.500% due 09/15/2022		1,190	1,238
11.000% due 09/15/2025		1,190	1,250
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		21,200	23,890
Illinois Power Generating Co.
6.300% due 04/01/2020 (g)		4,570	3,633
7.000% due 04/15/2018 (g)		8,355	7,144
7.950% due 06/01/2032		900	707
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030 (g)		15,730	17,527
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		574	287
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,232	1,765
6.750% due 10/01/2023		4,893	1,686
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	790	776
3.214% due 03/17/2020		$420	322
4.250% due 10/02/2023	EUR	1,200	994
4.875% due 03/17/2020		$760	623
5.750% due 01/20/2020		360	309
6.250% due 12/14/2026	GBP	6,100	6,577
6.625% due 01/16/2034		800	811
6.750% due 01/27/2041		$4,100	2,914

7.875% due 03/15/2019	100	95

		73,297

Total Corporate Bonds & Notes (Cost $494,344)		490,128

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
NB Finance Ltd.
3.500% due 12/06/2015	800	798

Total Convertible Bonds & Notes (Cost $799)		798

MUNICIPAL BONDS & NOTES 10.0%
CALIFORNIA 5.7%
Los Angeles Community Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2006
6.020% due 09/01/2021	6,480	6,626
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030	3,425	3,729
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	21,545	23,694
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	18,500	20,781

		54,830

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	23,700	24,218

PENNSYLVANIA 0.4%
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, (AGM Insured), Series 1999
6.350% due 04/15/2028	3,400	3,777

TEXAS 0.7%
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2010
8.125% due 02/15/2027	6,075	7,072

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,400	1,081

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,885	6,041

Total Municipal Bonds & Notes (Cost $90,814)		97,019

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
3.000% due 01/25/2042 (a)	1,841	171
3.500% due 02/25/2033 (a)	4,092	544
5.197% due 07/25/2025	2,500	2,496
5.744% due 04/25/2028	1,700	1,729
5.903% due 07/25/2040 (a)	2,296	398
9.414% due 01/25/2042	2,689	2,757
Freddie Mac
4.678% due 11/25/2055	14,888	8,704
6.904% due 02/15/2034 (a)	3,777	719
7.747% due 12/25/2027	5,700	5,710
8.883% due 07/15/2039	6,522	6,804
10.143% due 03/15/2044	2,668	3,168
10.947% due 03/25/2025	2,399	2,820
11.478% due 04/15/2044	1,827	1,990
11.485% due 02/15/2036	8,278	9,020
Ginnie Mae
3.000% due 12/20/2042 (a)	267	22
3.500% due 09/16/2041 - 06/20/2042 (a)	2,849	337
6.556% due 01/20/2042 (a)	3,700	615

Total U.S. Government Agencies (Cost $47,104)		48,004

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Floating Rate Notes
0.097% due 07/31/2017 (i)(k)	12,086	12,077
U.S. Treasury Notes
0.250% due 10/31/2015	6,400	6,400
0.375% due 01/31/2016 (k)	448	448

Total U.S. Treasury Obligations (Cost $18,932)		18,925

MORTGAGE-BACKED SECURITIES 33.3%
American Home Mortgage Assets Trust
6.250% due 06/25/2037	5,529	4,027
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	335	285
6.000% due 04/25/2036 ^	5,256	4,521
Banc of America Funding Trust
5.500% due 01/25/2036	658	693
6.000% due 03/25/2037 ^	7,291	6,309
6.000% due 07/25/2037 ^	922	741
BCAP LLC Trust
4.377% due 07/26/2037	1,240	70
5.333% due 03/26/2037	3,024	900
7.127% due 12/26/2036	8,635	7,787
10.375% due 10/26/2036	6,072	5,809
Bear Stearns ALT-A Trust
2.617% due 08/25/2046	7,440	5,642
2.776% due 11/25/2036	1,118	812
2.819% due 11/25/2034	683	588
2.896% due 09/25/2035 ^	3,312	2,508
2.911% due 09/25/2035 ^	2,303	1,896
3.035% due 08/25/2036 ^	4,867	3,666
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	3,583	3,411
Chase Mortgage Finance Trust
2.444% due 12/25/2035 ^	37	34
6.000% due 02/25/2037 ^	3,144	2,672
6.000% due 03/25/2037 ^	653	570
6.000% due 07/25/2037 ^	2,411	2,079
Citigroup Mortgage Loan Trust, Inc.
5.302% due 04/25/2037 ^	7,291	6,417
5.370% due 03/25/2037 ^	1,938	1,853
6.000% due 11/25/2036	14,785	12,009
6.000% due 02/25/2037	9,951	8,075
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^	3,058	2,649
6.000% due 01/25/2037 ^	3,091	2,668
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^	3,361	2,591
Countrywide Alternative Loan Trust
4.366% due 06/25/2047	5,997	5,326
5.053% due 04/25/2037 ^(a)	35,995	4,849
5.250% due 05/25/2021 ^	33	33
5.500% due 03/25/2035	970	860
5.500% due 09/25/2035 ^	7,768	7,254
5.500% due 03/25/2036 ^	306	262
5.750% due 01/25/2035	1,158	1,173
5.750% due 02/25/2035	1,305	1,287
6.000% due 02/25/2035	1,091	1,136
6.000% due 04/25/2036	2,873	2,497
6.000% due 05/25/2036 ^	3,041	2,607
6.000% due 01/25/2037 ^	3,360	3,188
6.000% due 02/25/2037 ^	1,000	789
6.000% due 02/25/2037	3,756	3,287
6.000% due 04/25/2037 ^	10,808	8,516
6.000% due 05/25/2037 ^	4,172	3,390
6.000% due 08/25/2037 ^	28,143	23,577
6.250% due 10/25/2036 ^	4,193	3,883
6.250% due 12/25/2036 ^	5,124	4,187
6.500% due 08/25/2036 ^	1,338	1,033
6.500% due 09/25/2036 ^	734	645
6.500% due 12/25/2036 ^	2,756	2,214
20.911% due 02/25/2036	3,259	4,086
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^	1,301	1,161
5.750% due 12/25/2035 ^	697	657
5.750% due 03/25/2037 ^	4,592	4,246
6.000% due 04/25/2036 ^	1,025	979
6.000% due 03/25/2037 ^	3,949	3,624
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^	2,486	2,094
6.000% due 02/25/2037 ^	2,910	2,576
6.750% due 08/25/2036 ^	4,406	3,555
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^	3,880	3,197
GSR Mortgage Loan Trust
2.690% due 03/25/2037 ^	4,833	4,047
2.786% due 11/25/2035 ^	3,230	2,938
5.500% due 05/25/2036 ^	462	445
6.000% due 07/25/2037 ^	605	555
IndyMac Mortgage Loan Trust
2.606% due 08/25/2035 ^	5,026	4,136
6.500% due 07/25/2037 ^	7,704	4,996

JPMorgan Mortgage Trust
2.521% due 02/25/2036 ^	4,133	3,615
2.549% due 01/25/2037 ^	2,448	2,192
2.682% due 10/25/2035	93	90
4.989% due 06/25/2036 ^	1,804	1,583
5.000% due 03/25/2037 ^	3,935	3,354
6.000% due 08/25/2037 ^	740	664
Lehman Mortgage Trust
6.000% due 07/25/2036 ^	2,573	1,932
6.000% due 07/25/2037 ^	588	539
28.342% due 11/25/2035 ^	496	693
MASTR Alternative Loan Trust
6.750% due 07/25/2036	5,180	4,024
Merrill Lynch Mortgage Investors Trust
2.633% due 03/25/2036 ^	5,116	3,450
RBSSP Resecuritization Trust
0.414% due 10/27/2036	3,609	314
0.434% due 08/27/2037	8,000	1,478
Residential Accredit Loans, Inc. Trust
0.427% due 05/25/2037 ^	701	176
6.000% due 08/25/2036 ^	1,210	998
6.000% due 03/25/2037 ^	4,641	4,013
6.000% due 05/25/2037 ^	3,882	3,283
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^	682	559
6.000% due 02/25/2037 ^	2,965	2,275
6.000% due 03/25/2037 ^	4,210	2,990
6.000% due 05/25/2037 ^	5,015	4,383
6.250% due 09/25/2037 ^	6,261	4,528
Residential Funding Mortgage Securities, Inc. Trust
3.354% due 02/25/2037	5,126	4,130
Structured Adjustable Rate Mortgage Loan Trust
2.466% due 11/25/2036 ^	8,010	6,613
2.714% due 07/25/2035 ^	4,442	3,831
4.273% due 07/25/2036 ^	2,048	1,723
4.907% due 01/25/2036 ^	11,016	8,513
4.945% due 03/25/2037 ^	1,673	1,195
Structured Asset Mortgage Investments Trust
0.317% due 08/25/2036	291	227
Suntrust Adjustable Rate Mortgage Loan Trust
2.586% due 02/25/2037 ^	1,183	1,037
2.722% due 04/25/2037 ^	1,447	1,232
6.005% due 02/25/2037 ^	12,128	10,237
WaMu Mortgage Pass-Through Certificates Trust
2.027% due 12/25/2036 ^	755	673
2.191% due 06/25/2037 ^	3,554	3,135
2.231% due 07/25/2037 ^	1,362	1,168
2.398% due 09/25/2036 ^	909	825
4.341% due 02/25/2037 ^	1,970	1,832
4.424% due 07/25/2037 ^	3,503	3,254
6.013% due 10/25/2036 ^	2,665	2,238
Washington Mutual Mortgage Pass-Through Certificates Trust
1.062% due 05/25/2047 ^	890	63
6.000% due 10/25/2035 ^	2,651	2,034
6.000% due 03/25/2036 ^	3,755	3,526
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2037 ^	1,307	1,290

Total Mortgage-Backed Securities (Cost $306,500)		322,476

ASSET-BACKED SECURITIES 18.9%
AMAC CDO Funding
1.495% due 11/23/2050	5,009	4,610
6.516% due 11/23/2050	1,512	1,517
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.547% due 03/25/2033	111	105
Bear Stearns Asset-Backed Securities Trust
0.597% due 04/25/2037	25,919	16,981
CIFC Funding Ltd.
0.010% due 05/24/2026	4,100	3,064
Citigroup Mortgage Loan Trust, Inc.
0.599% due 11/25/2046	11,592	9,760
Countrywide Asset-Backed Certificates
0.397% due 06/25/2047	25,710	18,763
0.507% due 09/25/2037 ^	18,207	9,238
5.074% due 10/25/2046 ^	18,763	17,757
Credit-Based Asset Servicing and Securitization LLC
4.102% due 12/25/2035 ^	207	206
Greenpoint Manufactured Housing
8.140% due 03/20/2030	3,301	3,496
8.300% due 10/15/2026	8,300	8,776
8.450% due 06/20/2031	4,984	5,080
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.357% due 07/25/2037	4,049	2,565
JPMorgan Mortgage Acquisition Trust
4.567% due 11/25/2036	10,400	10,545

5.830% due 07/25/2036 ^		165	100
Lehman XS Trust
6.290% due 06/24/2046		5,499	4,595
Mid-State Trust
6.340% due 10/15/2036		2,627	2,859
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		1,772	1,304
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		11,960	6,541
7.238% due 09/25/2037 ^		9,613	5,832
Residential Asset Securities Corp. Trust
0.777% due 08/25/2034		12,830	9,971
Taberna Preferred Funding Ltd.
0.664% due 12/05/2036		995	786
0.684% due 08/05/2036		989	722
0.684% due 08/05/2036 ^		19,163	13,989
0.704% due 02/05/2036		13,042	10,042
Tropic CDO Ltd.
1.221% due 04/15/2034		25,000	13,750

Total Asset-Backed Securities (Cost $180,126)			182,954

SOVEREIGN ISSUES 0.6%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	695,000	5,011
4.750% due 04/17/2019	EUR	600	605

Total Sovereign Issues (Cost $5,534)			5,616

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG FinCo PLC (e)		794,831	1,060

Total Common Stocks (Cost $1,178)			1,060

PREFERRED SECURITIES 4.3%
BANKING & FINANCE 4.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		13,900	17,549
GMAC Capital Trust
8.125% due 02/15/2040		923,868	23,863

Total Preferred Securities (Cost $40,284)			41,412

SHORT-TERM INSTRUMENTS 7.0%
REPURCHASE AGREEMENTS (f) 2.1%			19,920

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 1.0%
Federal Home Loan Bank
0.101% due 01/13/2016		$2,600	2,600
0.112% due 01/15/2016		900	900
0.117% due 01/15/2016		600	600
0.122% due 01/08/2016 - 01/22/2016		5,400	5,398

			9,498

U.S. TREASURY BILLS 3.9%
0.110% due 01/07/2016 - 03/03/2016 (c)(k)		38,147	38,140

Total Short-Term Instruments (Cost $67,556)			67,558

Total Investments in Securities (Cost $1,280,990)			1,301,372

Total Investments 134.3% (Cost $1,280,990)			$1,301,372
Financial Derivative Instruments (h)(j) (5.4%) (Cost or Premiums, net $(39,904))			(51,955)
Preferred Shares (24.6%)			(237,950)
Other Assets and Liabilities, net (4.3%)			(42,561)

Net Assets Applicable to Common Shareholders 100.0%			$968,906

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$1,178	$1,060	0.11%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
RDR	0.180%	10/30/2015	11/02/2015	$17,100	U.S. Treasury Notes 1.875% due 11/30/2021	$(17,489)	$17,100	$17,100
SSB	0.000	10/30/2015	11/02/2015	2,820	Freddie Mac 1.960% due 11/07/2022	(2,880)	2,820	2,820

Total Repurchase Agreements						$(20,369)	$19,920	$19,920

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500%)	09/24/2015	09/23/2017	$(1,855)	$(1,852)
	(1.500)	10/28/2015	10/27/2017	(1,191)	(1,191)
	(1.000)	10/28/2015	10/27/2017	(2,550)	(2,550)
RDR	(3.500)	08/04/2015	08/03/2017	(1,017)	(1,008)
	0.580	08/20/2015	11/20/2015	(14,048)	(14,065)
SOG	0.820	10/29/2015	01/29/2016	(9,011)	(9,012)
UBS	0.700	10/07/2015	01/11/2016	(3,978)	(3,980)
	0.700	10/09/2015	01/11/2016	(4,441)	(4,443)
	0.700	10/14/2015	01/14/2016	(10,228)	(10,232)
	0.700	10/15/2015	01/15/2016	(7,770)	(7,773)
	0.900	10/15/2015	01/15/2016	(19,072)	(19,080)
	0.950	10/15/2015	01/15/2016	(5,314)	(5,316)

Total Reverse Repurchase Agreements					$(80,502)

(2)	The average amount of borrowings outstanding during the period ended October 31, 2015 was $66,250 at a weighted average interest rate of 0.537%.

(g)	Securities with an aggregate market value of $86,864 have been pledged as collateral under the terms of master agreements as of October 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$27,819	$1,769	$(376)	$33	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	15,300	574	265	23	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	11,800	144	(48)	0	(1)
CDX.IG-24 5-Year Index	1.000	06/20/2020	22,100	273	(121)	0	(1)
CDX.IG-25 5-Year Index	1.000	12/20/2020	33,300	383	133	0	(2)

				$3,143	$(147)	$56	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		$145,380	$10,439	$1,246	$418	$0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		305,100	65,179	75,132	2,589	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		514,800	(19,472)	(47,317)	0	(4,244)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	13,400	588	256	0	(34)
Pay	28-Day MXN-TIIE	7.580	04/05/2034	MXN	560,000	2,981	(1,691)	24	0

						$59,715	$27,626	$3,031	$(4,278)

Total Swap Agreements						$62,858	$27,479	$3,087	$(4,282)

(i)	Securities with an aggregate market value of $624 and cash of $17,612 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	06/2016	EUR	1,430		$1,958	$377	$0
	06/2016		$84	EUR	62	0	(15)
BPS	11/2015	JPY	15,968		$132	0	0
	12/2015	MXN	22,855		1,343	0	(36)
BRC	06/2016	EUR	268		369	72	0
CBK	11/2015	GBP	1,027		1,576	0	(7)
DUB	11/2015	BRL	23,865		6,100	0	(88)
	11/2015		$5,933	BRL	23,865	255	0
	12/2015		6,037		23,865	92	0
	06/2016	EUR	149		$204	39	0
FBF	12/2015		$237	MXN	3,908	0	(1)
GLM	11/2015	AUD	606		$431	2	(3)
HUS	12/2015		$176	MXN	2,918	0	0
JPM	11/2015	GBP	166		$254	0	(2)
	11/2015		$784	GBP	516	12	0
	12/2015		355	MXN	5,954	4	0
MSB	11/2015	BRL	3,000		$777	0	0
	11/2015	JPY	620,553		5,170	27	0
	11/2015		$773	BRL	3,000	5	0
	11/2015		91,682	GBP	60,062	909	0
	12/2015	EUR	209		$230	0	0
	12/2015	GBP	59,348		90,581	0	(894)
	06/2016	EUR	376		517	102	0
NAB	11/2015		$4,949	JPY	595,545	0	(14)
	12/2015	JPY	595,544		$4,951	14	0
	06/2016	EUR	818		1,123	219	0
SCX	11/2015	GBP	59,385		89,981	0	(1,567)
UAG	11/2015	EUR	39,066		43,724	765	0
	11/2015		$43,176	EUR	39,066	0	(217)
	12/2015	EUR	39,066		$43,192	218	0
	12/2015		$564	MXN	9,476	8	0

Total Forward Foreign Currency Contracts						$3,120	$(2,844)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at October 31, 2015 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Navient Corp.	5.000%	12/20/2020	5.360%		$5,000	$(51)	$28	$0	$(23)
	Novo Banco S.A.	5.000	09/20/2020	6.358	EUR	5,000	(191)	(59)	0	(250)
	Petrobras International Finance Co.	1.000	12/20/2024	7.544		$1,800	(352)	(315)	0	(667)
BRC	Novo Banco S.A.	5.000	12/20/2015	7.925	EUR	3,900	(61)	68	7	0
CBK	Russia Government International Bond	1.000	06/20/2019	2.464		$25,000	(1,496)	265	0	(1,231)
GST	Petrobras Global Finance BV	1.000	09/20/2020	7.592		20	(3)	(2)	0	(5)
	Petrobras International Finance Co.	1.000	12/20/2024	7.544		2,400	(476)	(414)	0	(890)
HUS	Petrobras Global Finance BV	1.000	09/20/2020	7.592		60	(8)	(7)	0	(15)
	Petrobras International Finance Co.	1.000	12/20/2019	7.557		500	(41)	(70)	0	(111)
	Petrobras International Finance Co.	1.000	12/20/2024	7.544		3,000	(623)	(489)	0	(1,112)
JPM	Novo Banco S.A.	5.000	09/20/2020	6.358	EUR	5,000	(207)	(43)	0	(250)
	Russia Government International Bond	1.000	06/20/2019	2.464		$28,600	(1,957)	549	0	(1,408)
	Russia Government International Bond	1.000	12/20/2020	2.767		1,300	(149)	43	0	(106)
MYC	Chesapeake Energy Corp.	5.000	09/20/2020	16.433		500	(51)	(109)	0	(160)
	Novo Banco S.A.	5.000	12/20/2015	7.925	EUR	1,100	(17)	19	2	0
	Novo Banco S.A.	5.000	09/20/2020	6.358		3,000	(28)	(122)	0	(150)
	Petrobras International Finance Co.	1.000	12/20/2019	7.557		$14,500	(1,342)	(1,874)	0	(3,216)

							$(7,053)	$(2,532)	$9	$(9,594)

Credit Default Swaps on Credit Indices - Sell Protection  (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$69,465	$(13,185)	$(5)	$0	$(13,190)
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	34,428	(6,857)	319	0	(6,538)
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	6,078	(1,212)	58	0	(1,154)
MEI	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	53,358	(9,993)	(141)	0	(10,134)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	21,708	(4,104)	(18)	0	(4,122)

					$(35,351)	$213	$0	$(35,138)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	149,200	$125	$(4,724)	$0	$(4,599)
CBK	Pay	1-Year BRL-CDI	11.500	01/04/2021		80,300	(77)	(2,398)	0	(2,475)
	Pay	3-Month USD-LIBOR	2.900	02/18/2026	$	89,000	618	442	1,060	0
MYC	Pay	3-Month USD-LIBOR	2.350	02/18/2021		340,000	1,990	1,214	3,204	0
UAG	Pay	1-Year BRL-CDI	11.250	01/04/2021	BRL	105,000	(156)	(3,347)	0	(3,503)

							$2,500	$(8,813)	$4,264	$(10,577)

Total Swap Agreements							$(39,904)	$(11,132)	$4,273	$(55,309)

(k)	Securities with an aggregate market value of $47,266 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$25,422	$0	$25,422
Corporate Bonds & Notes
Banking & Finance	0	249,145	10,561	259,706
Industrials	0	146,184	10,941	157,125
Utilities	0	73,297	0	73,297
Convertible Bonds & Notes
Banking & Finance	0	798	0	798
Municipal Bonds & Notes
California	0	54,830	0	54,830
Illinois	0	24,218	0	24,218
Pennsylvania	0	3,777	0	3,777
Texas	0	7,072	0	7,072
Virginia	0	1,081	0	1,081
West Virginia	0	6,041	0	6,041
U.S. Government Agencies	0	39,300	8,704	48,004
U.S. Treasury Obligations	0	18,925	0	18,925
Mortgage-Backed Securities	0	322,476	0	322,476
Asset-Backed Securities	0	182,954	0	182,954
Sovereign Issues	0	5,616	0	5,616
Common Stocks
Financials	0	0	1,060	1,060
Preferred Securities
Banking & Finance	23,863	17,549	0	41,412
Short-Term Instruments
Repurchase Agreements	0	19,920	0	19,920
Short-Term Notes	0	9,498	0	9,498
U.S. Treasury Bills	0	38,140	0	38,140

Total Investments	$23,863	$1,246,243	$31,266	$1,301,372

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,087	0	3,087
Over the counter	0	7,393	0	7,393
	$0	$10,480	$0	$10,480

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,282)	0	(4,282)
Over the counter	0	(58,153)	0	(58,153)

	$0	$(62,435)	$0	$(62,435)

Totals	$23,863	$1,194,288	$31,266	$1,249,417

There were no significant transfers between Levels 1 and 2 during the period ended October 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2015:

Category and Subcategory	Beginning Balance at 07/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$8,897	$(1,947)	$(19)	$22	$1	$(1,018)	$0	$(5,936)	$0	$0
Corporate Bonds & Notes
Banking & Finance	10,454	0	(57)	1	1	162	0	0	10,561	169
Industrials	10,941	0	0	3	0	(3)	0	0	10,941	(3)
U.S. Government Agencies	0	8,796	(12)	1	5	(86)	0	0	8,704	(86)
Mortgage-Backed Securities	8,290	0	(8,338)	0	47	1	0	0	0	0
Common Stocks
Financials	832	0	0	0	0	228	0	0	1,060	228

Totals	$39,414	$6,849	$(8,426)	$27	$54	$(716)	$0	$(5,936)	$31,266	$308

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$10,561	Proxy Pricing	Base Price	113.00
Industrials	10,941	Proxy Pricing	Base Price	100.00
U.S. Government Agencies	8,704	Proxy Pricing	Base Price	59.03
Common Stocks
Financials	1,060	Other Valuation Techniques (2)	—	—

Total	$31,266

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$1,280,990	$55,694	$(35,312)	$20,382

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	MEI	Merrill Lynch International	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Opportunity Fund

By: /s/ Peter G. Strelow

Peter G. Strelow

President (Principal Executive Officer)

Date: December 28, 2015

By: /s/ William G. Galipeau

William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow

Peter G. Strelow

President (Principal Executive Officer)

Date: December 28, 2015

By: /s/ William G. Galipeau

William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: December 28, 2015